UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2009

           Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
         -----------------------

Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ            11/16/2009
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   19
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Form 13F Information Table Value Total:   $286,302  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                               September 30, 2009


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Column 1                     Column 2           Column 3     Column 4   Column 5             Column 6   Column 7      Column 8

                             Title of                         Value     Shares or SH/ Put/  Investment  Other       Voting Authority
Name of Issuer                Class             CUSIP        (x$1000)   Prin. Amt.PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                       COM            00206R102        682        25,250  SH        SOLE                    25,250
APPLE INC                      COM            037833100        323         1,740  SH        SOLE                     1,740
BRISTOL MYERS SQUIBB CO        COM            110122108        223         9,885  SH        SOLE                     9,885
CKX INC                        COM            12562M106     93,582    13,946,612  SH        SOLE                13,946,612
CHEVRON CORP NEW               COM            166764100        423         6,000  SH        SOLE                     6,000
CLEAR CHANNEL OUTDOOR HLDGS    CL A           18451C109        134        19,200  SH        SOLE                    19,200
COMCAST CORP NEW               CL A           20030N101     12,959       767,727  SH        SOLE                   767,727
DENBURY RES INC                COM NEW        247916208        490        32,407  SH        SOLE                    32,407
DEUTSCHE TELEKOM AG            SPONSORED      251566105        165        12,055  SH        SOLE                    12,055
                               ADR
HEWLETT PACKARD CO             COM            428236103        544        11,530  SH        SOLE                    11,530
KRAFT FOODS INC                CL A           50075N104      3,555       135,317  SH        SOLE                   135,317
MERCER INTL INC                COM            588056101      7,837     2,311,830  SH        SOLE                 2,311,830
PEABODY ENERGY CORP            COM            704549104      1,769        47,525  SH        SOLE                    47,525
RENTRAK CORP                   COM            760174102     17,399       974,187  SH        SOLE                   974,187
SARA LEE CORP                  COM            803111103        177        15,845  SH        SOLE                    15,845
TIME WARNER CABLE INC          COM            88732J207    143,918     3,339,948  SH        SOLE                 3,339,948
VERIZON COMMUNICATIONS INC     COM            92343V104        533        17,600  SH        SOLE                    17,600
WAL MART STORES INC            COM            931142103      1,484        30,238  SH        SOLE                    30,238
ZOLTEK COS INC                 COM            98975W104        105        10,000  SH        SOLE                    10,000



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This report includes  holdings of certain  separately  managed  accounts of W.R.
Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.